Property and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Purchase of property and equipment	$ 268,656	$ 142,710
Rolling Stock
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment pledged as security	144,500	140,700
Trade and Other Payables
Disclosure Of Property Plant And Equipment [Line Items]
Purchase of property and equipment	$ 1,000	$ 2,500